Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other revenue information
Revenues	€ 40,366	€ 28,360	€ 21,391
Point in time
Other revenue information
Revenues	490	9,180	5,783
Over time
Other revenue information
Revenues	39,876	19,180	15,608
Collaboration
Other revenue information
Revenues	39,301	27,755	19,685
Service
Other revenue information
Revenues	€ 1,065	€ 605	€ 1,706